ORDINARY SHARES (Details)	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares
Class A ordinary shares
Class of Stock
Common shares, votes per share | Vote	1
Number of shares authorized	700,000,000	700,000,000
Class B ordinary shares
Class of Stock
Common shares, votes per share | Vote	10
Number of shares authorized	200,000,000	200,000,000
Undesignated
Class of Stock
Number of shares authorized	100,000,000	100,000,000
Ordinary shares
Class of Stock
Number of shares authorized	1,000,000,000	1,000,000,000